Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Research and development expenses incurred	$ 13,377	$ 5,318	$ 9,849
Capitalized internally developed software costs	23,846	13,082	4,261
Research and development spend, inclusive of capitalized internally developed software cost	$ 37,223	$ 18,400	$ 14,110